Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Nov. 25, 2017	Nov. 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 1,068
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued (in shares)	67,500
Share price (in dollars per share)	$ 11.91
Outstanding restricted units (in shares)	133,345
(Predecessor)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 526
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued (in shares)	67,400
Share price (in dollars per share)	$ 12.00
Stock options outstanding (in shares)	2,645,092
Common Stock | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted (in shares)	65,845